Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Forfeiture shares, no par value (in Dollars per share)	$ 0	$ 0
Forfeiture shares, authorized	1,006,250	1,006,250
Forfeiture shares, issued	1,006,250	1,006,250
Forfeiture shares, outstanding	1,006,250	1,006,250
Ordinary shares, no par value (in Dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	98,876,266	98,876,266
Ordinary shares, shares outstanding	97,122,405	97,122,405